Other Income (Expenses), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Gains on disposal of available-for-sale securities		$ 960	$ 11,845,796
Gain on disposal of held-for-sale assets and subsidiaries (Refer to Note 5)	5,303,626	32,503,096
Gain on disposal of subsidiary	1,203,837
Government subsidies (Refer to Note 2(t))	1,295,884	53,965
Others	337,115	6,307	(206,953)
Other income (expenses), net	$ 3,185,154	$ 32,564,328	$ 11,638,843